Treasury Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2014	Jul. 24, 2012	Dec. 31, 2014	Nov. 30, 2014	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 20, 2010	Oct. 30, 2014	May 03, 2011	Jan. 27, 2015
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan					28,000,000
Expiration date of shares authorized to be repurchased under stock repurchase plan		Apr. 30, 2014			Apr. 30, 2015
Purchase of treasury shares (in shares)	1,500,000		650,000	850,000		5,200,000	3,100,000	3,200,000
Stock repurchase value						$ 165.3	$ 97.6	$ 74.6
Repurchase of common stock, average cost per share	$ 33.08		$ 33.35	$ 32.88		$ 31.79	$ 31.48	$ 23.31
Shares available for repurchase	6,807,000		6,807,000	7,457,000	12,000,000	6,807,000				8,307,000
Treasury stock acquired as a result of share withholding for taxes						162,489	264,383
Value of treasury stock acquired as a result of share withholding for taxes						$ 5.2	$ 6.3
Maximum
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan		20,000,000							10,000,000		15,000,000
Time shares may be purchased									2 years
Maximum | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan												20,000,000